Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Related parties (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Related party transaction
Sales	$ 4,252,000	$ 1,638,000
Expenses	59,000	$ 139,000
Balances with related parties included in:
Accounts receivable-related parties	2,212,000			$ 3,517,000
Amount due from a related party	21,959,000			998,000
Amount due from a related party, non-current portion	32,896,000
Other payables, accruals and advance receipts	1,957,000			2,101,000
Other non-current liabilities	9,532,000			9,471,000
Due from a related party
Balances with related parties included in:
Dividends receivable	20,961,000
Due from a related party, non-current portion
Balances with related parties included in:
Dividends receivable	32,896,000
Other payables, accruals and advance receipts
Balances with related parties included in:
Future brand liability	1,538,000			1,538,000
Other non-current liabilities
Balances with related parties included in:
Future brand liability	8,940,000			8,716,000
Indirect subsidiaries of CK Hutchison
Balances with related parties included in:
Accounts receivable-related parties	773,000			1,319,000
Other payables, accruals and advance receipts	1,884,000			1,953,000
Other non-current liabilities	8,940,000			8,716,000
Period of repayable on demand and interest-bearing (in months)		1 month	1 month
Equity investees
Related party transaction
Purchases	1,911,000	$ 2,225,000
Balances with related parties included in:
Accounts receivable-related parties	1,439,000			2,198,000
Amount due from a related party	21,959,000			998,000
Amount due from a related party, non-current portion	32,896,000
Other payables, accruals and advance receipts	73,000			148,000
Other non-current liabilities	592,000			$ 755,000
Sales | Indirect subsidiaries of CK Hutchison
Related party transaction
Sales	1,008,000	1,638,000
Sales | Equity investees
Related party transaction
Sales	3,244,000
Research and development services | Equity investees
Related party transaction
Sales	246,000	263,000
Marketing services | Indirect subsidiaries of CK Hutchison
Related party transaction
Expenses	59,000	77,000
Marketing services | Equity investees
Related party transaction
Expenses		62,000
Management services | Indirect subsidiaries of CK Hutchison
Related party transaction
Expenses	$ 498,000	$ 490,000